GOODWILL - Estimates and Assumptions Used in the Calculation of Goodwill (Details) - ZAR (R)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Burnstone
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	17.10%
Mimosa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	23.30%
SA PGM operations
Disclosure of reconciliation of changes in goodwill [line items]
Long-term PGM 4E basket price (R/4Eoz)	R 20,600	R 15,050
Long-term PGM 2E basket price (USD/2Eoz)	R 1,250	R 1,010
SA PGM operations | UNITED STATES
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	7.60%	7.00%
Inflation rate	2.00%	1.90%
SA PGM operations | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	13.60%	14.30%
Inflation rate	5.00%	5.00%
SA PGM operations | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Useful life	1 year	1 year
SA PGM operations | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Useful life	31 years	28 years
SA PGM operations | Mine development, infrastructure and other | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Useful life	13 years	12 years
SA PGM operations | Mine development, infrastructure and other | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Useful life	35 years	28 years
SA Gold operations
Disclosure of reconciliation of changes in goodwill [line items]
Long-term gold price (R/kg)	R 686,225	R 585,500
SA Gold operations | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	12.40%	12.60%
Inflation rate	5.00%	5.00%
SA Gold operations | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Useful life	1 year	1 year
SA Gold operations | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Useful life	19 years	19 years
SA Gold operations | Mine development, infrastructure and other | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Useful life	6 years	5 years
SA Gold operations | Mine development, infrastructure and other | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Useful life	18 years	20 years